TEMPLETON GLOBAL INVESTMENT TRUST

300 S.E. 2nd Street

Fort Lauderdale, FL 33301-1923

Facsimile 954.847.2288

Telephone 954.527.7500

September 20, 2011

Filed Via EDGAR (CIK 0000916488)

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

            RE:       Templeton Global Investment Trust (Registrant)

                        File Nos. 033-73244 and 811-08226

Ladies/Gentlemen:

Submitted herewith for filing pursuant to Rule 497(e) under the Securities Act of 1933, is a supplement dated September 27, 2011, to the Prospectus of the Templeton Global Balanced Fund dated July 1, 2011, a series of Templeton Global Investment Trust.

Sincerely yours,

TEMPLETON GLOBAL INVESTMENT TRUST

/s/ROBERT C. ROSSELOT

Robert C. Rosselot

Vice President and Secretary

RCC/dac